Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements
23	Fair value measurements

The Group determined the fair values of trading securities and available-for-sale equity securities (Note 9) using quoted market prices based on the last trading value as of March 31, 2011 and 2012.

The carrying values of the Group’s other financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, other receivables/payables, amounts due to related party, and short-term bank loan, approximate their respective fair values due to the short-term nature of these instruments.